Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit for the period	€ 49.2	€ 74.6	€ 90.4	€ 130.6
Other comprehensive income:
Actuarial (losses)/gains on defined benefit pension plans	(1.8)	54.9	(6.1)	83.0
Taxation credit/(charge) on measurement of defined benefit pension plans	0.4	(13.2)	2.1	(20.7)
Items not reclassified to the Statement of Profit or Loss	(1.4)	41.7	(4.0)	62.3
Gain/(loss) on investment in foreign subsidiary	13.3	(2.4)	13.3	(4.7)
Cash flow hedges	(4.0)	42.3	(17.6)	63.2
Taxation credit/(charge) relating to components of other comprehensive income	1.9	(8.8)	6.6	(12.9)
Items that may be subsequently reclassified to the Statement of Profit or Loss	11.2	31.1	2.3	45.6
Other comprehensive income/(loss) for the period, net of tax	9.8	72.8	(1.7)	107.9
Total comprehensive income for the period	€ 59.0	€ 147.4	€ 88.7	€ 238.5